Post-employee benefit plans	6 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Post-employment benefit plans

Note 13	Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include defined benefit (DB) pension plans, defined contribution (DC) pension plans and other post-employment benefits (OPEBs).
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
DB pension	(55)	(48)	(109)	(96)
DC pension	(26)	(25)	(62)	(58)
OPEBs	—	—	(1)	(1)
Less:
Capitalized benefit plans cost	17	15	33	29
Total post-employment benefit plans service cost	(64)	(58)	(139)	(126)

COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
DB pension	(2)	(5)	(5)	(10)
OPEBs	(9)	(10)	(18)	(21)
Total interest on post-employment benefit obligations	(11)	(15)	(23)	(31)
FUNDED STATUS OF POST-EMPLOYMENT BENEFIT PLANS COST

The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE PERIOD ENDED	JUNE 30, 2020	DECEMBER 31, 2019	JUNE 30, 2020	DECEMBER 31, 2019	JUNE 30, 2020	DECEMBER 31, 2019	JUNE 30, 2020	DECEMBER 31, 2019
Present value of post-employment benefit obligations	(25,790)	(24,961)	(1,964)	(1,918)	(308)	(300)	(28,062)	(27,179)
Fair value of plan assets	26,493	25,474	374	376	—	—	26,867	25,850
Plan surplus (deficit)	703	513	(1,590)	(1,542)	(308)	(300)	(1,195)	(1,329)
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with the Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

In Q2 2020, we recorded a decrease in our post-employment benefit plans and a loss, before taxes, in Other comprehensive (loss) income from continuing operations of ($2,215) million due to an increase in the present value of our post-employment benefit obligations of ($4,673) million as a result of a decrease in the discount rate to 2.8% at June 30, 2020, compared to 4.2% at March 31, 2020, partly offset by an increase in the fair value of plan assets of $2,458 million as a result of an actual gain on plan assets of 10.7%.
During the first half of 2020, we recorded an increase in our post-employment benefit plans and a gain, before taxes, in Other comprehensive (loss) income from continuing operations of $150 million due to an increase in the fair value of plan assets of $1,207 million as a result of an actual gain on plan assets of 6.5%, partly offset by an increase in the present value of our post-employment benefit obligations of ($1,057) million as a result of a decrease in the discount rate to 2.8% at June 30, 2020, compared to 3.1% at December 31, 2019